Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	$ 37,433	$ 48,438
Fair Value	$ 29,638	$ 40,641
Percentage of Investments at Fair Value	100.00%	100.00%
Equity And Other [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	$ 4,649	$ 0
Fair Value	$ 433	$ 385
Percentage of Investments at Fair Value	1.60%	0.90%
Senior Secured Loans First Lien [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	$ 30,852	$ 41,668
Fair Value	$ 28,601	$ 39,028
Percentage of Investments at Fair Value	96.40%	96.00%
Senior Secured Loans Second Lien [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	$ 474	$ 5,250
Fair Value	$ 572	$ 1,126
Percentage of Investments at Fair Value	1.90%	2.80%
Senior Secured Bonds [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	$ 1,458	$ 1,520
Fair Value	$ 32	$ 102
Percentage of Investments at Fair Value	10.00%	0.30%
Total Senior Debt [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	$ 32,784	$ 48,438
Fair Value	$ 29,205	$ 40,256
Percentage of Investments at Fair Value	98.40%	99.10%